Going Concern Issues	3 Months Ended
Apr. 30, 2015
Going Concern Issues [Abstract]
GOING CONCERN ISSUES

NOTE 3 - GOING CONCERN ISSUES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has a net loss for the three months ended April 30, 2015 of $325,288, an accumulated deficit of $7,639,826 cash flows used by operating activities of $129,556 and needs additional cash to maintain its operations.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company’s continued existence is dependent upon management’s ability to develop profitable operations, continued contributions from the Company’s executive officers to finance its operations and the ability to obtain additional funding sources to explore potential strategic relationships and to provide capital and other resources for the further development and marketing of the Company’s products and business.